Segment and Product Information - Segment Reporting Information by Product Category (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 461,521	$ 426,543	$ 832,507	$ 772,452
Lumber And Lumber Sheet Goods
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	152,991	155,659	275,418	280,286
Windows, Doors And Millwork
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	145,073	127,998	266,670	235,495
Manufactured Products
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	103,512	91,694	183,317	162,447
Gypsum Roofing And Insulation
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	13,218	12,396	23,773	22,328
Siding, Metal And Concrete Products
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	12,338	10,491	22,138	19,188
Other Building Products And Services
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 34,389	$ 28,305	$ 61,191	$ 52,708